10-Q CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ 6,488,627	$ (34,300,623)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	2,796,252	477,828
Accretion of discount and dividends on cumulative mandatorily redeemable Series B preferred stock	127,104	0
Changes in fair value included in operations	(25,786,225)	26,958,428
Depreciation and amortization	80,816	87,908
Amortization of right of use assets	311,099	107,299
Write-off of inventory deposits	2,657,281	0
Changes in assets and liabilities:
Accounts receivable, net	187,843	(1,316,689)
Inventory	(886,515)	(2,951,657)
Inventory deposits	57,927	(1,130,348)
Prepaid expenses and other current assets	95,148	166,376
Deposits	(21,718)	(888,164)
Accounts payable	645,908	315,653
Accrued expenses and other current liabilities	(649,655)	945,445
Other long-term liabilities	(269,444)	118,342
Net cash used in operating activities	(14,165,552)	(11,410,202)
Cash flows from investing activities:
Acquisition of property and equipment	(170,724)	(599,195)
Other	(3,008)	(1,481)
Net cash used in investing activities	(173,732)	(600,676)
Cash flows from financing activities:
Proceeds from loan payable	0	11,200,000
Payments on loans payable and note conversions	(3,584,989)	(822,743)
Proceeds from convertible note payable and SAFE notes	3,500,000	0
Proceeds from issuance of cumulative mandatorily redeemable Series B preferred stock	4,283,591	0
Proceeds from conversion of warrants for preferred stock	0	693,000
Proceeds from issuance of common stock	9,066,316	64,002
Other	(30,000)	(30,000)
Net cash provided by financing activities	13,234,918	11,104,259
Net decrease in cash	(1,104,366)	(906,619)
Cash, beginning of period	5,480,960	12,730,198
Cash, end of period	4,376,594	11,823,579
Supplemental disclosures of cash flow information:
Interest paid	3,669,357	81,557
Taxes paid	0	0
Right-of-use assets obtained in exchange for lease obligations	787,764	1,200,086
Supplemental disclosures of cash flow information:
Decrease in loans payable	(11,377,297)	(822,743)
Total principal payments on loan payable	(3,584,989)	(822,743)
Proceeds from issuance of cumulative mandatorily redeemable Series B preferred stock	4,283,591	0
Proceeds from issuance of common stock	9,066,316	64,002
Series B Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of cumulative mandatorily redeemable Series B preferred stock	4,283,591	0
Supplemental disclosures of cash flow information:
Non-cash principal portion converted to cumulative mandatorily redeemable Series B preferred stock and common stock	7,792,308	0
Stock issued	6,786,202	0
Non-cash portion converted to cumulative mandatorily redeemable Series B preferred stock	(2,502,611)	0
Proceeds from issuance of cumulative mandatorily redeemable Series B preferred stock	4,283,591	0
Common
Cash flows from financing activities:
Proceeds from issuance of common stock	9,066,316	64,002
Supplemental disclosures of cash flow information:
Stock issued	14,356,013	64,002
Non-cash portion allocated to common stock from note conversion agreements	(5,289,697)	0
Proceeds from issuance of common stock	$ 9,066,316	$ 64,002